Concentration of Credit Risks (IMAC Regeneration Center of St Louis, LLC)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Concentration of Credit Risks

Note 3 – Concentration of Credit Risks

Cash

The Company places its cash with high credit quality financial institutions. Cash and cash equivalents in excess of the Federal Deposit Insurance Corporation (“FDIC”) coverage of $250,000 per financial institution was $0, $626,205, and $0 for the years ended December 31, 2017, December 31, 2016 and the nine month period ended September 30, 2018. The Company maintains its cash in accounts at financial institutions, which may, at times, exceed federally-insured limits. The Company has not experienced any losses on such accounts and does not feel it is exposed to any significant risk with respect to cash.

Revenue and Accounts Receivable

The Company had the following revenue and accounts receivable concentrations:

	December 31				September 30
	2017		2016		2018 (Unaudited)		2017 (Unaudited)
	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable

Patient payment	56%	56%	0%	0%	52%	52%	55%	55%
Medicare payment	12%	12%	0%	0%	23%	23%	21%	21%
Insurance payment	32%	32%	0%	0%	25%	25%	24%	24%

IMAC Regeneration Center of St. Louis, LLC [Member]
Concentration of Credit Risks

Note 3 – Concentration of Credit Risks

Cash

The Company places its cash with high credit quality financial institutions. Cash and cash equivalents in excess of the Federal Deposit Insurance Corporation (“FDIC”) coverage of $250,000 per financial institution. There were no balances in excess of the FDIC coverage at March 31, 2018 and December 31, 2017, respectively. The Company maintains its cash in accounts at financial institutions, which may, at times, exceed federally-insured limits. The Company has not experienced any losses on such accounts and does not feel it is exposed to any significant risk with respect to cash.

Revenue and Accounts Receivable

The Company had the following revenue and accounts receivable concentrations at and for the three months ended March 31:

	2018		2017
	(unaudited)		(unaudited)
	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable

Patient payment	58%	58%	59%	59%
Medicare payment	19%	19%	19%	19%
Insurance payment	23%	23%	22%	22%

Note 3 – Concentration of Credit Risks

Cash

The Company places its cash with high credit quality financial institutions. Cash and cash equivalents in excess of the Federal Deposit Insurance Corporation (“FDIC”) coverage of $250,000 per financial institution. There were no balances in excess of the FDIC coverage for the years ended December 31, 2017 and 2016. The Company maintains its cash in accounts at financial institutions, which may, at times, exceed federally-insured limits. The Company has not experienced any losses on such accounts and does not feel it is exposed to any significant risk with respect to cash.

Revenue and Accounts Receivable

The Company had the following revenue and accounts receivable concentrations at December 31:

	2017		2016
	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable

Patient payment	57%	57%	52%	52%
Medicare payment	23%	23%	21%	21%
Insurance payment	20%	20%	27%	27%